Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	10/01/17
End of Period:	10/31/17
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	11/16/17
Distribution Date:	11/20/17
Transaction Month:	25

2015-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$561,939,764

{2} Reduction in Agg. Securitization Value due to payments				{2}	8,135,645
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,143,124
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	19,113,489
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	28,392,258

{7} End of period Aggregate Securitization Value					{7}	$533,547,506

{8} Pool Factor					{8}	49.207161%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$545,651,441

{11} Exchange Note Principal Payment Amount					{11}	28,392,258

{12} End of period Exchange Note Balance					{12}	$517,259,183

{13} Note Pool Factor					{13}	48.432508%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$0	$0	$0	$238,158,769	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	0	0	28,392,258	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$0	$0	$209,766,511	$97,160,000

{21} Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	65.345787%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$445,378,769

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		28,392,258
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$416,986,511

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		41.687812%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$561,939,764

{31} Ending Designated Pool Balance							{31}	533,547,506
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	533,547,506

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$28,392,258

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$545,651,441	$0	3.49%	30	30/360	$1,586,937

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$10,262,503
{37} Net Liquidation Proceeds collected during period							{37}	23,982,308
{38} Investment Earnings							{38}	28,941
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(28,941)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	34,244,811

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	468,283
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	1,586,937
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	28,392,258
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	3,797,333

{47} Total Distributions:								{47}	$34,244,811

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$561,939,764
{49} Ending Agg. Securitization Value						{49}	533,547,506
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	28,392,258

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	28,392,258

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$28,392,258

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.45000%	31	Actual/360	$0
{56}	Class A-2A	$0	0	1.17%	30	30/360	0
{57}	Class A-2B	$0	0	1.81888%	31	Actual/360	0
{58}	Class A-3	$238,158,769	0	1.69%	30	30/360	335,407
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections							{63}	$29,979,195
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	28,941
{66} Investment Earnings - and amounts released from Reserve Account							{66}	4,342
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	30,012,478

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	0
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	0
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	335,407
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	28,392,258
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	874,859

{93} Total Distributions:									{93}	$30,012,478

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{94}	Class A	$335,318,769	$533,547,506	$0	$		29,529,896	$0
{95}	Class B	377,068,769	533,547,506	0			29,449,179	0
{96}	Class C	415,558,769	533,547,506	0			29,353,595	0
{97}	Class D	445,378,769	533,547,506	0			29,267,117	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{98} Excess Total Available Funds							{98}	$874,859

	{99} Beginning Note Balance					{99}	445,378,769
	{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	28,392,258
	{101} Pro-Forma Note Balance						{101}	416,986,511

	{102} Ending Aggregate Securitization Value					{102}	533,547,506
	{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)					{103}	116,560,995
	{104} Required Pro Forma Note Balance {102} - {103}						{104}	416,986,511

	{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	0

	{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{107} Ending Aggregate Securitization Value							{107}	$533,547,506
	{108} End of Period Note Balance							{108}	517,259,183
	{109} Overcollateralization							{109}	16,288,323
	{110} Overcollateralization %								{110}	3.05%

	Asset Backed Notes:
	{111} Ending Aggregate Securitization Value							{111}	533,547,506
	{112} End of Period Note Balance							{112}	416,986,511
	{113} Overcollateralization							{113}	116,560,995
	{114} Overcollateralization %								{114}	21.85%

	RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
	{115} Specified Reserve Balance								{115}	$5,421,442

	{116} Beginning of Period Reserve Account balance								{116}	$5,421,442
	{117} Investment Earnings							{117}	4,342
	{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
	{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
	{120} Total Reserve balance available:								{120}	5,425,784

	{121} Specified Reserve Balance								{121}	5,421,442

	{122} Release Excess Cash to Indenture Collection Available Funds								{122}	4,342

	{123} End of period Reserve Account balance								{123}	$5,421,442

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{124}	Yes
	{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	November 15, 2017

GM Financial

GMALT 2015-3

Supplemental Monthly Data

October 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$561,939,764	$483,520,889
Change	(28,392,258)	(18,644,695)

End of Period	$533,547,506	$464,876,194
Residual Value as % of Agg. Securitization Value		87.13%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	26,846	524,078,999	98.23%
31 - 60 days	388	7,509,987	1.41%
61 - 90 days	91	1,617,403	0.30%
91 - 120 days	16	341,117	0.06%

Total	27,341	533,547,506	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	286	7,410,002	3,785	99,933,609
Standard terminations	39	791,432	509	9,641,110

Total retained by lessee	325	8,201,434	4,294	109,574,719
Returned Vehicles
Early terminations	385	6,190,382	5,874	93,509,031
Standard terminations	311	4,700,194	4,125	67,103,511

Total returned to dealer	696	10,890,576	9,999	160,612,542
Charged off leases / Repossessed vehicles	66	1,143,124	1,682	34,585,893
Repurchases	1	21,479	8	240,290
Other	0	0	0	0

Total terminations	1,088	20,256,613	15,983	305,013,444

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,143,124	34,585,893
less: Sales proceeds	1,147,968	29,962,789
less: Excess wear and excess mileage received	0	0
less: Other amounts received	67,281	1,769,699

Net Credit (Gain) Loss	(72,125)	2,853,405

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	10,637,537	159,181,874
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	12,120,063	168,088,076
less: Excess wear and excess mileage received	47,530	322,473
less: Other recovery amounts	245,433	1,401,628

Residual (Gain) Loss	(1,775,489)	(10,630,303)

	Current Period	Prev. Month
Prepay Speed	1.4112%	1.3525%

Return Rate based on Scheduled to Terminate(2)	206.5282%	118.0791%

Return Rate based on Terminated Leases(3)	63.9706%	71.4530%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.